ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Mar. 31, 2014
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable
	As of March 31,
	2013	2014

Accounts receivable	$33,461	$41,949
Less: allowance for doubtful accounts	3,272	4,330
Accounts receivable, net	$30,189	$37,619

Schedule of movement of allowance for doubtful accounts
	As of March 31,
	2013	2014

Balance at beginning of year	$1,561	$3,272
Charge to expenses	1,800	1,100
Write off	(132)	(97)
Exchange difference	43	55
Balance at end of year	$3,272	$4,330